A3 Changes in accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Estimated Impact of IFRS 16 on Balance Sheet Items
Opening balance sheet impact of IFRS 16
IFRS 16 adjustments
Right-of-use assets	8,651
Lease liabilities, current	2,195
Lease liabilities, non-current	8,203
Equity	249

Summary of Restatement Changes to Presentation of Financial Income and Expenses

The following table shows the impact of the restatement:

Financial income and expenses
SEK million	2018	2017
Reported in prior years
Financial income	(316)	(372)
Financial expenses	(2,389)	(843)
Total	(2,705)	(1,215)

SEK million	2018	2017
Restated
Financial income	151	(50)
Financial expenses	(2,032)	(1,570)
Net foreign exchange gains and losses	(824)	405
Total	(2,705)	(1,215)